Condensed consolidating financial information - Condensed Consolidating Income Statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue	[1]	£ 25,877	£ 24,492	£ 19,564
Raw materials and consumables used		(4,599)	(4,664)	(4,520)
Changes in inventories of finished goods and work in progress		162	114	(513)
Employee benefit costs		(3,221)	(3,005)	(2,679)
Depreciation, amortisation and impairment costs		(1,512)	(1,038)	(902)
Other operating income		163	85	144
Loss on reclassification from amortised cost to fair value		(3)	(3)
Other operating expenses		(7,851)	(6,668)	(4,682)
Profit from operations		9,016	9,313	6,412
Net finance costs		(1,602)	(1,381)	(1,094)
Share of post-tax results of associates and joint ventures		498	419	24,209
Profit before taxation		7,912	8,351	29,527
Taxation on ordinary activities		(2,063)	(2,141)	8,129
Profit for the year		5,849	6,210	37,656
Attributable to:
Owners of the parent		5,704	6,032	37,485
Non-controlling interests		145	178	171
Profit for the year		5,849	6,210	37,656
Registered RAI and Lorillard Bonds | Consolidated
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		25,877	24,492	19,564
Raw materials and consumables used		(4,599)	(4,664)	(4,520)
Changes in inventories of finished goods and work in progress		162	114	(513)
Employee benefit costs		(3,221)	(3,005)	(2,679)
Depreciation, amortisation and impairment costs		(1,512)	(1,038)	(902)
Other operating income		163	85	144
Loss on reclassification from amortised cost to fair value		(3)	(3)
Other operating expenses		(7,851)	(6,668)	(4,682)
Profit from operations		9,016	9,313	6,412
Net finance costs		(1,602)	(1,381)	(1,094)
Share of post-tax results of associates and joint ventures		498	419	24,209
Profit before taxation		7,912	8,351	29,527
Taxation on ordinary activities		(2,063)	(2,141)	8,129
Profit for the year		5,849	6,210	37,656
Attributable to:
Owners of the parent		5,704	6,032	37,485
Non-controlling interests		145	178	171
Profit for the year		5,849	6,210	37,656
Registered RAI and Lorillard Bonds | Reportable Legal Entities | BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(4)	(5)	(8)
Other operating expenses		(122)	(124)	(101)
Profit from operations		(126)	(129)	(109)
Net finance costs		121	95	3
Profit before taxation		(5)	(34)	(106)
Equity income from subsidiaries		5,854	6,210	37,656
Profit for the year		5,849	6,176	37,550
Attributable to:
Owners of the parent		5,849	6,176	37,550
Profit for the year		5,849	6,176	37,550
Registered RAI and Lorillard Bonds | Reportable Legal Entities | RJRT, Issuer (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		8,474	7,752	3,459
Raw materials and consumables used		(672)	(662)	(346)
Changes in inventories of finished goods and work in progress		(7)	(4)	(7)
Employee benefit costs		(203)	(169)	(117)
Depreciation, amortisation and impairment costs		(179)	(91)	(28)
Other operating income		2	3	7
Other operating expenses		(6,765)	(6,579)	(2,889)
Profit from operations		650	250	79
Net finance costs		2	9	11
Profit before taxation		652	259	90
Taxation on ordinary activities		(187)	(100)	(240)
Equity income from subsidiaries		2,595	2,569	3,870
Profit for the year		3,060	2,728	3,720
Attributable to:
Owners of the parent		3,060	2,728	3,720
Profit for the year		3,060	2,728	3,720
Registered RAI and Lorillard Bonds | Reportable Legal Entities | RAI, Issuer (RB), Subsidiary guarantor (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(10)	(13)	(35)
Other operating income		26	22	34
Other operating expenses		(18)	(17)	(6)
Profit from operations		(2)	(8)	(7)
Net finance costs		(497)	(421)	(190)
Profit before taxation		(499)	(429)	(197)
Taxation on ordinary activities		125	93	61
Equity income from subsidiaries		3,697	3,436	4,259
Profit for the year		3,323	3,100	4,123
Attributable to:
Owners of the parent		3,323	3,100	4,123
Profit for the year		3,323	3,100	4,123
Registered RAI and Lorillard Bonds | Reportable Legal Entities | RJRTH, Subsidiary guarantor (LB & RB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(1)		(2)
Profit from operations		(1)		(2)
Net finance costs		3	3	9
Profit before taxation		2	3	7
Taxation on ordinary activities			1	(3)
Equity income from subsidiaries		3,086	2,755	3,893
Profit for the year		3,088	2,759	3,897
Attributable to:
Owners of the parent		3,088	2,759	3,897
Profit for the year		3,088	2,759	3,897
Registered RAI and Lorillard Bonds | Reportable Legal Entities | All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		17,746	16,959	16,243
Raw materials and consumables used		(4,224)	(4,161)	(4,286)
Changes in inventories of finished goods and work in progress		169	118	(507)
Employee benefit costs		(3,004)	(2,822)	(2,525)
Depreciation, amortisation and impairment costs		(1,333)	(947)	(874)
Other operating income		3,589	3,847	1,859
Loss on reclassification from amortised cost to fair value		(3)	(3)
Other operating expenses		(4,482)	(3,819)	(3,499)
Profit from operations		8,458	9,172	6,411
Net finance costs		(1,188)	(947)	(908)
Share of post-tax results of associates and joint ventures		498	419	24,209
Profit before taxation		7,768	8,644	29,712
Taxation on ordinary activities		(2,001)	(2,135)	8,311
Profit for the year		5,767	6,509	38,023
Attributable to:
Owners of the parent		5,622	6,331	37,852
Non-controlling interests		145	178	171
Profit for the year		5,767	6,509	38,023
Registered RAI and Lorillard Bonds | Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		(343)	(219)	(138)
Raw materials and consumables used		297	159	112
Changes in inventories of finished goods and work in progress				1
Employee benefit costs		1	4	8
Other operating income		(3,454)	(3,787)	(1,756)
Other operating expenses		3,536	3,871	1,813
Profit from operations		37	28	40
Net finance costs		(43)	(120)	(19)
Profit before taxation		(6)	(92)	21
Equity income from subsidiaries		(15,232)	(14,970)	(49,678)
Profit for the year		(15,238)	(15,062)	(49,657)
Attributable to:
Owners of the parent		(15,238)	(15,062)	(49,657)
Profit for the year		(15,238)	(15,062)	(49,657)
Registered BATCAP bonds | Consolidated
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		25,877	24,492	19,564
Raw materials and consumables used		(4,599)	(4,664)	(4,520)
Changes in inventories of finished goods and work in progress		162	114	(513)
Employee benefit costs		(3,221)	(3,005)	(2,679)
Depreciation, amortisation and impairment costs		(1,512)	(1,038)	(902)
Other operating income		163	85	144
Loss on reclassification from amortised cost to fair value		(3)	(3)
Other operating expenses		(7,851)	(6,668)	(4,682)
Profit from operations		9,016	9,313	6,412
Net finance costs		(1,602)	(1,381)	(1,094)
Share of post-tax results of associates and joint ventures		498	419	24,209
Profit before taxation		7,912	8,351	29,527
Taxation on ordinary activities		(2,063)	(2,141)	8,129
Profit for the year		5,849	6,210	37,656
Attributable to:
Owners of the parent		5,704	6,032	37,485
Non-controlling interests		145	178	171
Profit for the year		5,849	6,210	37,656
Registered BATCAP bonds | Reportable Legal Entities | BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(4)	(5)	(8)
Other operating expenses		(122)	(124)	(101)
Profit from operations		(126)	(129)	(109)
Net finance costs		121	95	3
Profit before taxation		(5)	(34)	(106)
Equity income from subsidiaries		5,854	6,210	37,656
Profit for the year		5,849	6,176	37,550
Attributable to:
Owners of the parent		5,849	6,176	37,550
Profit for the year		5,849	6,176	37,550
Registered BATCAP bonds | Reportable Legal Entities | BATCAP, Issuer / Subsidiary guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Other operating income				1
Other operating expenses		(2)	(3)	(1)
Profit from operations		(2)	(3)
Net finance costs		154	239	(62)
Profit before taxation		152	236	(62)
Taxation on ordinary activities		(35)	(79)	10
Profit for the year		117	157	(52)
Attributable to:
Owners of the parent		117	157	(52)
Profit for the year		117	157	(52)
Registered BATCAP bonds | Reportable Legal Entities | BATIF, Issuer / Subsidiary guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Other operating expenses		(5)	(1)	(1)
Profit from operations		(5)	(1)	(1)
Net finance costs		195	96	(22)
Profit before taxation		190	95	(23)
Taxation on ordinary activities		8	7	(40)
Profit for the year		198	102	(63)
Attributable to:
Owners of the parent		198	102	(63)
Profit for the year		198	102	(63)
Registered BATCAP bonds | Reportable Legal Entities | BATHTN, Subsidiary guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(2)	(2)	(3)
Other operating income				1
Other operating expenses		(3)	(4)	(2)
Profit from operations		(5)	(6)	(4)
Net finance costs		196	248	636
Profit before taxation		191	242	632
Taxation on ordinary activities		1	1	4
Profit for the year		192	243	636
Attributable to:
Owners of the parent		192	243	636
Profit for the year		192	243	636
Registered BATCAP bonds | Reportable Legal Entities | BATNF and RAI, Subsidiary guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(10)	(13)	(35)
Other operating income		26	22	33
Other operating expenses		(18)	(17)	(7)
Profit from operations		(2)	(8)	(9)
Net finance costs		(497)	(421)	(191)
Profit before taxation		(499)	(429)	(200)
Taxation on ordinary activities		125	93	61
Equity income from subsidiaries		3,697	3,436	4,259
Profit for the year		3,323	3,100	4,120
Attributable to:
Owners of the parent		3,323	3,100	4,120
Profit for the year		3,323	3,100	4,120
Registered BATCAP bonds | Reportable Legal Entities | All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		25,877	24,492	19,564
Raw materials and consumables used		(4,599)	(4,664)	(4,520)
Changes in inventories of finished goods and work in progress		162	114	(513)
Employee benefit costs		(3,209)	(2,990)	(2,641)
Depreciation, amortisation and impairment costs		(1,512)	(1,038)	(902)
Other operating income		137	63	109
Loss on reclassification from amortised cost to fair value		(3)	(3)
Other operating expenses		(7,823)	(6,643)	(4,671)
Profit from operations		9,030	9,331	6,426
Net finance costs		(1,760)	(599)	(1,403)
Share of post-tax results of associates and joint ventures		498	419	24,209
Profit before taxation		7,768	9,151	29,232
Taxation on ordinary activities		(2,162)	(2,163)	8,094
Profit for the year		5,606	6,988	37,326
Attributable to:
Owners of the parent		5,461	6,810	37,155
Non-controlling interests		145	178	171
Profit for the year		5,606	6,988	37,326
Registered BATCAP bonds | Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		4	5	8
Other operating expenses		122	124	101
Profit from operations		126	129	109
Net finance costs		(11)	(1,039)	(55)
Profit before taxation		115	(910)	54
Equity income from subsidiaries		(9,551)	(9,646)	(41,915)
Profit for the year		(9,436)	(10,556)	(41,861)
Attributable to:
Owners of the parent		(9,436)	(10,556)	(41,861)
Profit for the year		£ (9,436)	£ (10,556)	£ (41,861)

[1]	Revenue is net of duty, excise and other taxes of £39,826 million, £38,553 million and £37,780 million for the years ended 31 December 2019, 2018 and 2017, respectively.